Revenues from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenues from Contracts with Customers
Revenue	$ 809,577	$ 674,089	$ 668,637
Net pool allocation			(4,264)
Number of categories for allocation of revenue | item	2
Long-term fleet
Revenues from Contracts with Customers
Revenue	$ 497,200	462,887	508,778
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	5 years
Spot fleet
Revenues from Contracts with Customers
Revenue	$ 311,314	210,390	113,822
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	5 years
Cool Pool Services
Revenues from Contracts with Customers
Revenue			45,253
Vessel management services
Revenues from Contracts with Customers
Revenue	$ 1,063	$ 812	$ 784